ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated balance sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	$ 54,627	$ 29,915
Total non-current assets	41,738	42,259
Total assets	96,365	72,174
Total current liabilities	81,477	84,419
Total non-current liabilities	3,611	8,842
Total liabilities	85,089	93,261
Variable Interest Entity
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	22,714	40,336
Total non-current assets	37,681	30,116
Total assets	60,395	70,452
Total current liabilities	272,310	171,625
Total non-current liabilities	3,611	8,842
Total liabilities	$ 275,921	$ 180,467